OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Assets
The outstanding balance of other assets as of December 31, 2022 and 2021 is as follows:

	As of December 31,
	2022	2021
Other assets
Current
Unbilled Subscriptions	15,197	7,855
Non-current
Unbilled Subscriptions	10,657	8,583